Inventories, Net (Details) - Schedule of Inventories table - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of Inventories table [Abstract]
Inventory	$ 135,491	$ 521,032
Less: reserve for obsolete inventories	(15,682)	(7,981)
Total	$ 119,809	$ 513,051